As filed with the U.S. Securities and Exchange Commission on March 9, 2021

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23376

Pacific Global ETF Trust

(Exact name of registrant as specified in charter)

840 Newport Center Drive, 7thFloor

Newport Beach, California 92660
(Address of principal executive offices) (Zip code)

National Registered Agents, Inc.

160 Greentree Drive, Suite 101

Dover, DE 19904
(Name and address of agent for service)

(949) 219-3391

Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2020

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT

December 31, 2020 (Unaudited)

Pacific Global Focused High Yield ETF - FJNK

Pacific Global Senior Loan ETF - FLRT

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds' shareholder reports may no longer be sent by mail, unless you specifically request paper copies of the reports from the Funds or from the financial intermediary that services your shareholder account. Instead, the reports may be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may be eligible to elect to receive shareholder reports and other communications from the Funds or the financial intermediary that services your shareholder account electronically. If you would like to sign up for electronic delivery of shareholder communications, please contact the Funds or your financial intermediary for instructions.

You may elect to receive all future reports in paper free of charge. You can inform the Funds that you wish to continue receiving paper copies of your shareholder reports by calling Shareholder Services at (866) 933-2398. If you hold your account with a financial intermediary, you will need to contact that intermediary to continue receiving paper copies of shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary.

PACIFIC GLOBAL ETFs

TABLE OF CONTENTS

Letter to Shareholders	A-1
Performance Summary	A-2
Portfolios of Investments	B-1
Statements of Assets and Liabilities	C-1
Statements of Operations	C-2
Statements of Changes in Net Assets	C-3
Financial Highlights	C-4
Notes to Financial Statements	D-1
Expense Examples	E-1
Federal Tax Information	E-2
Additional Information	E-3

LETTER TO SHAREHOLDERS—PACIFIC GLOBAL ETFs

Dear Shareholders:

We are pleased to share with you the Pacific Global ETF Trust Semi-Annual Report for the six month period ending December 31, 2020 (the "Period"), which includes performance data, management's discussion of fund performance and a complete list of investments. We will also highlight changes to our investment offering that took place during the period. In October 2020, Pacific Global ETFs closed its equity-based exchange-traded funds: Pacific Global US Equity Income ETF (USDY) and Pacific Global International Equity Income ETF (IDY). Pacific Global ETFs continues to offer its fixed income ETFs, Pacific Global Focused High Yield ETF (FJNK) and Pacific Global Senior Loan ETF (FLRT), both of which offer investors attractive income at reasonable fee levels.

Pacific Global Advisors LLC (the "Adviser") relies upon its internal investment affiliate Pacific Asset Management LLC (the "Sub-Adviser") to manage the fixed-income ETFs. Collectively, the Sub-Adviser and the Adviser have prepared a discussion regarding the performance of the Funds, including commentary discussing positive and negative factors affecting performance for the past six months. We appreciate your confidence in Pacific Global ETFs and look forward to helping you meet your investment income needs in the future.

Sincerely,
Matthew Babcock, CFA
Pacific Global Advisors LLC

Market Summary

The Period, which endured an evolving global pandemic and a major transition in U.S. political regime, was remarkably favorable for corporate debt investments. A memorable 2020 that began with a steep sell-off for risk assets as virus cases surged, ended with a strong rebound as the prognosis for global health improved. The combined forces of fiscal and monetary stimulus served as the initial catalyst for a rebound in risk assets. Corporate debt instruments continued to rally during the Period as multiple vaccines closed in on approvals. In spite of the broad-based market recovery, corporate debt returns were mixed across industries and sub-sectors. These differences were often related to the extent to which these industries were impacted by the structural technological changes taking place from this new lifestyle of isolation. Investors continued to sift through investment opportunities amid the volatility and macro uncertainty—focused on significant fiscal and monetary stimulus, vaccine rollout, and pent up demand for consumer spending driving asset returns higher into year end. In this environment, high yielding, non-investment grade assets generally outperformed investment grade assets. For the period, high yield corporate bonds returned +10.8%, outperforming investment grade corporate bonds and U.S. treasuries which returned +4.6% and -0.7%, respectively.

FJNK

During the six month Period, the Fund posted cumulative total returns of 11.77% based on market price and 11.75% based on net asset value (NAV). In comparison, the Bloomberg Barclays US High Yield Very Liquid Index posted a 10.77% total return for the Period.

The Fund seeks to provide income and long-term capital growth by investing in a focused portfolio of liquid, high-yield debt securities. Using a structured, actively managed approach, the Fund is designed to outperform its benchmark while providing ample liquidity to investors.

The primary drivers of FJNK's outperformance included its credit-quality exposures and strong security selection. The Fund's overweight exposures to the outperforming B- and CCC-rated segments served as strong contributors during the Period. Further, positive contributors to relative performance included investments in the consumer cyclicals, energy, capital goods and communications sectors. Conversely, an overweight exposure to cash for liquidity purposes detracted on a relative basis.

FLRT

During the six month Period, the Fund posted cumulative total returns of 6.58% based on market price and 6.52% based on net asset value (NAV). In comparison, the S&P/LSTA US Leveraged Loan 100 Index posted a 7.05% total return for the Period.

The Fund seeks to provide a high level of current income. The Fund invests primarily in floating-rate loans of non-investment-grade companies. These investments can serve as both an income driver and a hedge against rising interest rates. Floating-rate loans, also known as senior-bank loans, are variable-rate loans made by financial institutions to companies that are generally rated below investment grade.

The primary drivers of FLRT's underperformance included its credit-quality exposures and sector selection. FLRT's underweight exposure to strong performing CCC-rated and other distressed loans detracted from performance on a relative basis. Further detractors from FLRT's relative performance included its underweight exposure to the recovering energy and gaming/leisure sectors. Conversely, strong security selection in the utility and media/telecom sectors contributed to performance.

PACIFIC GLOBAL ETFs
PERFORMANCE SUMMARY
December 31, 2020 (Unaudited)

  Average Annual Total Returns for Periods Ended December 31, 2020

	One Year	Since Inception(1)
Pacific Global Focused High Yield ETF—NAV	5.09%	5.88%
Pacific Global Focused High Yield ETF—Market	5.24%	6.13%
Bloomberg Barclays U.S. High Yield Very Liquid Index	5.87%	6.94%

  Average Annual Total Returns for Periods Ended December 31, 2020

	One Year	Three Years	Five Years	Since Inception(2)(3)
Pacific Global Senior Loan ETF—NAV	2.51%	3.70%	4.27%	3.25%
Pacific Global Senior Loan ETF—Market	2.77%	3.72%	4.38%	3.29%
S&P/LSTA U.S. Leveraged Loan 100 Index	2.84%	4.18%	5.31%	3.77%
S&P 500 Index	18.40%	14.18%	15.22%	12.67%

(1) Commencement of operations on October 23, 2019.

(2) Commencement of operations on February 18, 2015.

(3) Pacific Global Senior Loan ETF is the successor in interest to AdvisorShares Pacific Asset Enhanced Floating Rate ETF (the "Predecessor Fund"), which was advised by AdvisorShares Investment, LLC. Performance prior to December 27, 2019 reflects that of the Predecessor Fund.

The Pacific Global Focus High Yield ETF and Pacific Global Senior Loan ETF pay the advisor a unitary fee of 0.39% and 0.68% of average daily net assets, respectively. See Note 1 in the Notes to Financial Statements for more information.

Performance data quoted represents past performance and is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than original cost. Returns less than one year are not annualized. For most recent month end performance visit www.pacificglobaletfs.com.

PACIFIC GLOBAL ETFs
PERFORMANCE SUMMARY
December 31, 2020 (Unaudited)

NAV—Net Asset Value Per Share: the NAV return shown is based on net asset value calculated for shareholder transactions and may differ from the return shown in the Financial Highlights, which reflects adjustments made to the net asset value in accordance with U.S. GAAP.

Market—Market Price: the market price return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. The price used to calculate the market price return is the midpoint of the bid/ask spread at the close of business on NYSE Arca and does not represent the returns an investor would receive if the shares were traded at other times.

Benchmark index performance is from inception date of the Fund only and is not the inception date of the benchmark index itself.

The expense ratios of the Funds are set forth in the most recently filed Prospectus for each Fund and may differ from the expense ratios disclosed in the Financial Highlights included in this report. See the Financial Highlights for most current expense ratio.

The Bloomberg Barclays U.S. High Yield Very Liquid Index includes publicly issued US dollar denominated, non-investment grade, fixed-rate, taxable corporate bonds that have a remaining maturity of at least one year, regardless of optionality, are rated high-yield (Ba1/BB+/BB+ or below) using the middle rating of Moody's, S&P, and Fitch, respectively (before July 1, 2005, the lower of Moody's and S&P was used), and have $600 million or more of outstanding face value.

The S&P/LSTA U.S. Leveraged Loan 100 Index is designed to track the market-weighted performance of the largest institutional leveraged loans based on market weightings, spreads and interest payments.

The S&P 500 Index is a broad-based, unmanaged measurement of changes in stock market conditions based on the average of 500 widely held common stocks.

The volatility of the index may be materially different from that of the Fund. You cannot invest directly in an index. Index results assume the re-investment of all dividends and capital gains, but do not reflect operating expenses such as transaction costs and invest investment advisory fees. In addition, the Funds' holdings will differ significantly from the securities that comprise the indices.

The shares of a Fund may trade above or below their net asset value. The net asset value of a Fund will generally fluctuate with changes in the market value of the Fund's holdings. The market prices of shares, however, will generally fluctuate in accordance with changes in net asset value as well as the relative supply of, and demand for, shares on the exchange. The trading price of shares may deviate significantly from the net asset value of the same shares.

Pacific Global Focused High Yield ETF is a diversified fund of the Trust. The investment objective of FJNK is to seek income and long-term growth of capital. The inception date was October 23, 2019.

Pacific Global Senior Loan ETF is a diversified fund of the Trust. The investment objective of FLRT seeks to provide a high level of current income. The inception date was February 18, 2015.

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio of Investments

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
CORPORATE BONDS - 81.4%
Basic Materials - 0.7%
Novelis Corp., 5.88%, 09/30/2026 (a)	$200,000	$209,250
Communications - 19.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 5.00%, 02/01/2028 (a)	675,000	714,487
CenturyLink, Inc., 7.50%, 04/01/2024	500,000	566,875
Clear Channel Worldwide Holdings, Inc., 9.25%, 02/15/2024	500,000	507,553
CommScope Technologies LLC, 6.00%, 06/15/2025 (a)	260,000	266,201
CommScope, Inc., 6.00%, 03/01/2026 (a)	150,000	158,237
CSC Holdings LLC, 5.38%, 02/01/2028 (a)	275,000	294,250
CSC Holdings LLC, 6.50%, 02/01/2029 (a)	500,000	565,462
Diamond Sports Group LLC / Diamond Sports Finance Co., 12.75%, 12/01/2026 (a)	245,000	221,725
iHeartCommunications, Inc., 8.38%, 05/01/2027	200,000	213,855
Netflix, Inc., 4.88%, 06/15/2030 (a)	325,000	374,359
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.00%, 08/15/2027 (a)	325,000	331,237
Sprint Corp., 7.88%, 09/15/2023	250,000	289,763
Sprint Corp., 7.63%, 03/01/2026	500,000	621,355
Uber Technologies, Inc., 8.00%, 11/01/2026 (a)	300,000	327,974
		5,453,333
Consumer, Cyclical - 16.8%
Aramark Services, Inc., 5.00%, 02/01/2028 (a)	275,000	290,125
Beazer Homes USA, Inc., 7.25%, 10/15/2029	250,000	282,664
Boyd Gaming Corp., 6.38%, 04/01/2026	375,000	390,075
Caesars Resort Collection LLC / CRC Finco Inc., 5.25%, 10/15/2025 (a)	400,000	404,762
Cedar Fair LP, 5.25%, 07/15/2029	500,000	515,620
Core & Main LP, 6.13%, 08/15/2025 (a)	275,000	284,797
Ford Motor Co., 4.35%, 12/08/2026	250,000	266,610
Ford Motor Co., 7.45%, 07/16/2031	425,000	545,860
Golden Nugget, Inc., 6.75%, 10/15/2024 (a)	325,000	323,073
Mattel, Inc., 6.75%, 12/31/2025 (a)	275,000	290,529
PetSmart, Inc., 7.13%, 03/15/2023 (a)	275,000	275,344
Scientific Games International, Inc., 8.25%, 03/15/2026 (a)	250,000	269,826
Security Description	Principal Amount	Fair Value
SeaWorld Parks & Entertainment, Inc., 9.50%, 08/01/2025 (a)	$250,000	$271,875
Tesla, Inc., 5.30%, 08/15/2025 (a)	275,000	287,031
		4,698,191
Consumer, Non-cyclical - 15.5%
Ahern Rentals, Inc., 7.38%, 05/15/2023 (a)	400,000	293,250
Albertsons Cos Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, 5.75%, 03/15/2025	221,000	228,436
Albertsons Cos Inc. / Safeway Inc. / New Albertsons LP / Albertsons LLC, 5.88%, 02/15/2028 (a)	325,000	354,211
Allied Universal Holdco LLC / Allied Universal Finance Corp., 9.75%, 07/15/2027 (a)	350,000	382,109
Bausch Health Americas, Inc., 8.50%, 01/31/2027 (a)	325,000	361,915
Charles River Laboratories International, Inc., 4.25%, 05/01/2028 (a)	275,000	288,527
CHS/Community Health Systems, Inc., 6.63%, 02/15/2025 (a)	375,000	395,383
HCA, Inc., 5.63%, 09/01/2028	525,000	620,432
Kraft Heinz Foods Co., 4.25%, 03/01/2031 (a)	350,000	390,589
Prime Security Services Borrower LLC / Prime Finance Inc., 5.75%, 04/15/2026 (a)	275,000	301,469
RegionalCare Hospital Partners Holdings, Inc. / LifePoint Health Inc., 9.75%, 12/01/2026 (a)	200,000	220,375
Tenet Healthcare Corp., 6.75%, 06/15/2023	450,000	483,075
		4,319,771
Energy - 7.7%
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/2027	300,000	355,360
EnLink Midstream Partners LP, 4.15%, 06/01/2025	425,000	415,437
Occidental Petroleum Corp., 2.90%, 08/15/2024	400,000	385,600
Range Resources Corp., 5.00%, 03/15/2023	113,000	110,387
Southwestern Energy Co., 6.20%, 01/23/2025	175,000	182,328
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.88%, 04/15/2026	450,000	477,943
USA Compression Partners LP / USA Compression Finance Corp., 6.88%, 09/01/2027	200,000	213,854
		2,140,909
Financials - 8.4%
Ally Financial, Inc., 5.75%, 11/20/2025	500,000	582,617
Howard Hughes Corp., 5.38%, 03/15/2025 (a)	525,000	542,719
Iron Mountain, Inc., 5.25%, 03/15/2028 (a)	400,000	422,866

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
OneMain Finance Corp., 6.13%, 03/15/2024	$400,000	$437,500
OneMain Finance Corp., 7.13%, 03/15/2026	300,000	355,126
		2,340,828
Industrial - 10.3%
Berry Global, Inc., 4.50%, 02/15/2026 (a)	400,000	409,750
Cargo Aircraft Management, Inc., 4.75%, 02/01/2028 (a)	250,000	258,281
Gates Global LLC, / Gates Corp., 6.25%, 01/15/2026 (a)	250,000	262,918
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/2024 (a)	200,000	204,238
Mauser Packaging Solutions Holding Co., 7.25%, 04/15/2025 (a)	275,000	278,094
Standard Industries, Inc., 4.75%, 01/15/2028 (a)	375,000	395,156
TransDigm, Inc., 6.25%, 03/15/2026 (a)	500,000	533,127
TransDigm, Inc., 6.38%, 06/15/2026	250,000	259,219
Vertical US Newco, Inc., 5.25%, 07/15/2027 (a)	250,000	265,469
		2,866,252
Utilities - 2.5%
Talen Energy Supply LLC, 7.25%, 05/15/2027 (a)	275,000	293,340
Vistra Operations Co. LLC, 5.63%, 02/15/2027 (a)	375,000	399,412
		692,752
Total Corporate Bonds (Cost $22,166,458)		22,721,286
FOREIGN BONDS - 13.9%
Basic Materials - 1.1%
Alcoa Nederland Holding BV, 5.50%, 12/15/2027 (a)	275,000	301,268
Communications - 2.7%
Altice France SA, 7.38%, 05/01/2026 (a)	400,000	421,500
Virgin Media Secured Finance Plc, 5.50%, 08/15/2026 (a)	325,000	338,203
		759,703
Consumer, Cyclical - 3.1%
1011778 BC ULC / New Red Finance, Inc., 4.38%, 01/15/2028 (a)	250,000	257,922
Clarios Global LP / Clarios US Finance Co., 6.25%, 05/15/2026 (a)	325,000	348,969
Viking Cruises Ltd., 5.88%, 09/15/2027 (a)	250,000	244,963
		851,854
Security Description	Principal Amount	Fair Value
Consumer, Non-cyclical - 3.9%
Bausch Health Cos., Inc., 6.13%, 04/15/2025 (a)	$475,000	$490,038
JBS Investments II GMBH, 7.00%, 01/15/2026 (a)	275,000	297,261
JBS Investments II GMBH, 5.75%, 01/15/2028 (a)	275,000	294,769
		1,082,068
Financials - 1.1%
Barclays Plc, 5.20%, 05/12/2026	275,000	320,917
Industrial - 2.0%
Ardagh Packaging Finance Plc / Ardagh Holdings USA Inc., 5.25%, 08/15/2027 (a)	275,000	288,973
Bombardier, Inc., 7.50%, 03/15/2025 (a)	275,000	255,406
		544,379
Total Foreign Bonds (Cost $3,791,451)		3,860,189
	Shares
SHORT TERM INVESTMENTS - 3.2%
First American Treasury Obligations Fund - Class X, 0.04% (b)	883,649	883,649
Total Short Term Investments (Cost $883,649)		883,649
TOTAL INVESTMENTS - 98.5% (Cost $26,841,558)		27,465,124
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		434,148
TOTAL NET ASSETS - 100.0%		$27,899,272

(a)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(b)  Seven-day yield as of December 31, 2020

Glossary:

Ltd. - Private Limited Company

Plc - Public Limited Company

LP - Limited Partnership

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL FOCUSED HIGH YIELD ETF

Portfolio Allocations

December 31, 2020 (Unaudited)

Asset Type Allocation
Corporate Bonds	81.4%
Foreign Bonds	13.9%
Short Term Investments	3.2%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%
Sector Allocation
Communications	22.2%
Consumer, Cyclical	19.9%
Consumer, Non-cyclical	19.4%
Industrial	12.3%
Financials	9.5%
Energy	7.7%
Short Term Investments	3.2%
Utilities	2.5%
Basic Materials	1.8%
Total Investments	98.5%
Other Assets in Excess of Liabilities	1.5%
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio of Investments

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
BANK LOANS - 85.1%
Basic Materials - 3.3%
Diamond BC BV 3.21% (3 Months LIBOR USD + 3.00%), 09/06/2024 (a)	$248,082	$245,085
Solenis International LP 4.23% (3 Months LIBOR USD + 4.00%), 06/26/2025 (a)	242,292	242,352
Starfruit US Holdco LLC /Starfruit Finco BV 3.15% (1 Month LIBRO USD +3.00%), 10/01/2025 (a)	478,577	474,689
		962,126
Communications - 11.1%
Charter Communications Operating LLC 1.90% (1 Month LIBOR USD + 1.75%), 02/01/2027 (a)	492,497	490,497
Clear Channel Outdoor Holdings, Inc. 3.71% (3 Month LIBOR USD + 3.50%), 08/21/2026 (a)	248,116	239,497
CSC Holdings LLC 2.41% (1 Month LIBOR USD + 2.25%), 07/17/2025 (a)	489,848	483,725
Intelsat Jackson Holdings SA 8.00% (Prime + 4.75%), 11/27/2023 (a)	500,000	508,393
Level 3 Financing, Inc. 1.90% (1 Month LIBOR USD + 1.75%), 03/01/2027 (a)	337,328	332,479
SBA Senior Finance II LLC 1.90% (1 Month LIBOR USD + 1.75%), 04/11/2025 (a)	477,750	473,548
Uber Technologies, Inc. 3.65% (1 Month LIBOR USD + 3.50%), 07/13/2023 (a)	478,750	478,690
Zayo Group Holdings, Inc. 3.15% (1 Month LIBOR USD + 3.00%), 03/09/2027 (a)	222,697	221,842
		3,228,671
Consumer, Cyclical - 19.8%
1011778 BC ULC 1.90% (1 Month LIBOR USD + 1.75%), 11/19/2026 (a)	330,802	326,771
Bass Pro Group LLC 5.75% (1 Month LIBOR USD + 5.00%), 09/25/2024 (a)	488,649	491,007
Bombardier Recreational Products, Inc. 2.15% (1 Month LIBOR USD + 2.00%), 05/24/2027 (a)	240,739	238,332
Caesars Resort Collection LLC 2.90% (1 Month LIBOR USD + 2.75%), 12/23/2024 (a)	485,000	477,000
ClubCorp Holdings, Inc. 3.00% (3 Month LIBOR USD + 2.75%), 09/18/2024 (a)	483,750	453,886
Formula One Management Ltd. 3.50% (1 Month LIBOR USD + 2.50%), 02/01/2024 (a)	500,000	496,518
GYP Holdings III Corp. 2.90% (1 Month LIBOR USD + 2.75%), 06/02/2025 (a)	423,226	422,213
Hilton Worldwide Finance LLC 1.90% (1 Month LIBOR USD + 1.75%), 06/22/2026 (a)	461,991	457,565
Security Description	Principal Amount	Fair Value
Navistar, Inc. 3.66% (1 Month LIBOR USD + 3.50%), 11/06/2024 (a)	$243,125	$243,338
PetSmart, Inc. 4.00% (6 Months LIBOR USD + 3.00%), 03/11/2022 (a)	472,500	466,988
Playa Resorts Holding BV 3.75% (1 Month LIBOR USD + 2.75%), 04/29/2024 (a)	241,262	222,948
Scientific Games International, Inc. 2.90% (1 Month LIBOR USD + 2.75%), 08/14/2024 (a)	488,693	478,614
SeaWorld Parks & Entertainment, Inc. 3.75% (1 Month LIBOR USD + 3.00%), 04/01/2024 (a)	493,590	481,117
SRS Distribution, Inc. 3.15% (1 Month LIBOR USD + 3.00%), 05/23/2025 (a)	244,375	241,015
Univar Solutions USA, Inc. 2.40% (1 Month LIBOR USD + 2.25%), 07/01/2024 (a)	271,287	270,730
		5,768,042
Consumer, Non-cyclical - 13.9%
Avantor Funding, Inc. 3.25% (1 Month LIBOR USD + 2.25%), 11/21/2024 (a)	69,982	70,171
Bausch Health Companies, Inc. 3.15% (1 Month LIBOR USD + 3.00%), 06/02/2025 (a)	361,401	360,556
Da Vinci Purchaser Holdings LP 5.00% (6 Months LIBOR USD + 4.00%), 01/08/2027 (a)	498,747	500,722
HCA, Inc. 1.90% (1 Month LIBOR USD + 1.75%), 03/13/2025 (a)	487,563	488,128
Jaguar Holding Co. II 3.50% (1 Month LIBOR USD + 2.50%), 08/18/2022 (a)	489,637	490,036
Prestige Brands, Inc. 2.15% (1 Month LIBOR USD + 2.00%), 01/26/2024 (a)	224,024	225,005
Refinitiv US Holdings, Inc. 3.40% (1 Month LIBOR USD + 3.25%), 10/01/2025 (a)	492,462	492,361
Spin Holdco, Inc. 4.25% (3 Months LIBOR USD + 3.25%), 11/14/2022 (a)	472,235	470,539
Sunshine Luxembourg VII Sarl 4.25% (3 Months LIBOR USD + 4.00%), 10/01/2026 (a)	497,487	500,559
US Foods 1.90% (1 Month LIBOR USD + 1.75%), 06/27/2023 (a)	471,440	465,950
		4,064,027
Energy - 0.8%
Arch Coal, Inc. 3.75% (1 Month LIBOR USD + 2.75%), 03/07/2024 (a)	241,228	220,724
Financials - 4.4%
Avolon TLB Borrower 1 US LLC 2.50% (1 Month LIBOR USD + 1.75%), 01/15/2025 (a)	175,812	174,879

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
Deerfield Dakota Holding LLC 4.75% (1 Month LIBOR USD + 3.75%), 04/09/2027 (a)	$497,500	$500,378
HUB International Ltd. 2.96% (3 Months LIBOR USD + 2.75%), 04/25/2025 (a)	243,750	239,751
USI, Inc. 3.25% (3 Months LIBOR USD + 3.00%), 05/16/2024 (a)	387,000	382,122
		1,297,130
Industrial - 19.8%
Apex Tool Group LLC 6.50% (1 Month LIBOR USD + 5.25%), 08/01/2024 (a)	442,961	439,172
Berry Global, Inc. 2.15% (1 Month LIBOR USD + 2.00%), 10/03/2022 (a)	258,781	258,881
Brand Industrial Services, Inc. 5.25% (3 Months LIBOR USD + 4.25%), 06/21/2024 (a)	488,608	477,524
Dynasty Acquisition Co., Inc. 3.72% (3 Months LIBOR USD + 3.50%), 04/06/2026	321,110	306,838
Dynasty Acquisition Co., Inc. 3.72% (3 Months LIBOR USD + 3.50%), 04/06/2026	172,640	164,967
Gardner Denver, Inc. 2.90% (1 Month LIBOR USD + 2.75%), 03/01/2027 (a)	497,500	500,485
Gates Global LLC 3.75% (1 Month LIBOR USD + 2.75%), 04/01/2024 (a)	237,697	237,400
GFL Environmental, Inc. 3.50% (3 Months LIBOR USD + 3.00%), 05/30/2025 (a)	253,137	251,555
Graham Packaging 4.50% (1 Month LIBOR USD + 3.75%), 08/04/2027 (a)	489,831	492,189
Klockner Pentaplast of America, Inc. 5.25% (6 Months LIBOR USD + 4.25%), 06/30/2022 (a)	242,481	242,330
Plastipak Holdings, Inc. 2.65% (1 Month LIBOR USD + 2.50%), 10/15/2024 (a)	236,146	235,555
Proampac PG Borrower LLC 5.00% (1 Month LIBOR USD + 4.00%), 11/03/2025 (a)	481,250	480,800
Quikrete Holdings, Inc. 2.65% (1 Month LIBOR USD + 2.50%), 02/01/2027 (a)	486,677	485,767
Rexnord Corp. 1.90% (1 Month LIBOR USD + 1.75%), 08/21/2024 (a)	162,285	162,212
Reynolds Group Holdings, Inc. 2.90% (1 Month LIBOR USD + 2.75%), 02/06/2023 (a)	164,135	163,725
Titan Acquisition Ltd. 3.27% (6 Months LIBOR USD +3.00%), 03/28/2025 (a)	488,692	477,892
TransDigm, Inc. 2.40% (1 Month LIBOR USD + 2.25%), 12/09/2025 (a)	420,599	413,218
		5,790,510
Security Description	Principal Amount	Fair Value
Technology - 12.0%
Applied Systems, Inc. 4.00% (3 Months LIBOR USD + 3.00%), 09/19/2024 (a)	$248,077	$248,345
CCC Information Services, Inc. 4.00% (1 Month LIBOR USD + 3.00%), 04/29/2024 (a)	241,855	241,618
Dun & Bradstreet Corp. 3.90% (1 Month LIBOR USD + 3.75%), 02/06/2026 (a)	496,250	497,421
Epicor Software Corp. 5.25% (1 Month LIBOR USD + 4.25%), 07/30/2027 (a)	498,750	502,620
McAfee LLC 3.90% (1 Month LIBOR USD + 3.75%), 09/30/2024 (a)	215,557	215,868
Misys Banking Systems 4.50% (6 Months LIBOR USD + 3.50%), 06/13/2024 (a)	248,647	244,192
ON Semiconductor Corp. 2.15% (1 Month LIBOR USD + 2.00%), 09/18/2026 (a)	176,120	176,708
Sophia LP 4.50% (3 Months LIBOR USD + 3.75%), 10/07/2027 (a)	500,000	502,410
Tempo Acquisition LLC 3.75% (1 Month LIBOR USD + 3.25%), 11/02/2026 (a)	434,593	432,557
Ultimate Software Group, Inc. 3.90% (1 Month LIBOR USD + 3.75%), 05/04/2026 (a)	248,116	248,335
Western Digital Corp. 1.90% (1 Month LIBOR USD + 1.75%), 04/29/2023 (a)	185,784	185,853
		3,495,927
Total Bank Loans (Cost $24,877,643)		24,827,157
CORPORATE BONDS - 6.0%
Communications - 0.9%
Sprint Communications, Inc. 6.00%, 11/15/2022	250,000	270,938
Consumer, Cyclical - 2.6%
American Builders & Contractors Supply Co., Inc. 4.00%, 01/15/2028 (b)	250,000	259,172
Golden Nugget, Inc. 6.75%, 10/15/2024 (b)	250,000	248,518
Scientific Games International, Inc. 5.00%, 10/15/2025 (b)	250,000	258,285
		765,975
Consumer, Non-cyclical - 0.6%
Ahern Rentals, Inc. 7.38%, 05/15/2023 (b)	250,000	183,281

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio of Investments (Continued)

December 31, 2020 (Unaudited)

Security Description	Principal Amount	Fair Value
Financials - 1.9%
Ally Financial, Inc. 5.75%, 11/20/2025	$250,000	$291,308
Howard Hughes Corp. 5.38%, 03/15/2025 (b)	250,000	258,438
		549,746
Total Corporate Bonds (Cost $1,769,985)		1,769,940
FOREIGN BONDS - 2.6%
Basic Materials - 0.4%
Constellium NV 5.75%, 05/15/2024 (b)	125,000	128,008
Consumer, Non-cyclical - 1.2%
JBS USA LUX SA/JBS USA Finance, Inc. 6.75%, 02/15/2028 (b)	250,000	281,193
Teva Pharmaceutical Finance Netherlands III BV 2.20%, 07/21/2021	65,000	64,959
		346,152
Industrial - 1.0%
Sensata Technologies BV 5.63%, 11/01/2024 (b)	250,000	280,166
Total Foreign Bonds (Cost $724,150)		754,326
Security Description	Shares	Fair Value
CLOSED-END FUNDS - 0.1%
Eagle Point Credit Co., Inc.	1,905	$19,221
Total Closed-End Funds (Cost $33,494)		19,221
SHORT TERM INVESTMENTS - 5.3%
First American Treasury Obligations Fund - Class X, 0.040% (c)	1,556,162	1,556,162
Total Short Term Investments (Cost $1,556,162)		1,556,162
TOTAL INVESTMENTS - 99.1% (Cost $28,961,434)		28,926,806
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		265,206
TOTAL NET ASSETS - 100.0%		$29,192,012

(a)  Variable rate instrument. The interest rate shown reflects the rate in effect at December 31, 2020.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

(c)  Seven-day yield as of December 31, 2020

Ltd. - Private Limited Company

Plc - Public Limited Company

LP - Limited Partnership

LIBOR - London Interbank Offered Rate

USD - United States Dollar

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

PACIFIC GLOBAL SENIOR LOAN ETF

Portfolio Allocations

December 31, 2020 (Unaudited)

Asset Type Allocation
Bank Loans	85.1%
Corporate Bonds	6.0%
Short Term Investments	5.3%
Foreign Bonds	2.6%
Closed-End Funds	0.1%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Net Assets	100.0%
Sector Allocation
Consumer, Cyclical	22.4%
Industrial	20.8%
Consumer, Non-cyclical	15.7%
Communications	12.0%
Technology	12.0%
Financials	6.3%
Basic Materials	3.7%
Energy	0.8%
Closed-End Funds	0.1%
Short Term Investments	5.3%
Total Investments	99.1%
Other Assets in Excess of Liabilities	0.9%
Net Assets	100.0%

Percentages indicated are based upon net assets.

Refer to the Fund's Portfolio of Investments in this semi-annual report for a detailed listing of the Fund's holdings.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2020 (UNAUDITED)

	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF
ASSETS
Investments in Securities, at Value*	$26,581,475	$27,370,644
Short Term Investments, at Value*	883,649	1,556,162
Cash	—	188,387
Receivables for:
Investments Sold	—	9,989
Dividends and Interest	451,056	83,662
Total Assets	27,916,180	29,208,844
LIABILITIES
Payables for:
Due to Custodian	7,688	—
Investment Advisory Fees	9,220	16,832
Total Liabilities	16,908	16,832
Commitments and Contingencies (See Note 2)
NET ASSETS	$27,899,272	$29,192,012
NET ASSETS CONSIST OF:
Paid-in Capital	$27,517,740	$29,958,384
Total Distributable Earnings (See Note 5)	381,534	(766,372)
NET ASSETS	$27,899,274	$29,192,012
Shares Outstanding (No Par Value, Unlimited Shares Authorized)	1,100,000	600,000
Net Asset Value, Price Per Share	$25.36	$48.65
*Identified Cost:
Investments in Securities	$25,957,909	$27,405,272
Short Term Investments	883,649	1,556,162

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF OPERATIONS

FOR THE PERIOD ENDED DECEMBER 31, 2020 (UNAUDITED)

	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF
INVESTMENT INCOME
Interest	$581,144	$483,154
Delayed Compensation	—	56,511
Dividends	—	914
Foreign Taxes Withheld	—	(285)
Total Investment Income	581,144	540,294
EXPENSES
Investment Advisory Fees	53,191	98,343
Total Expenses	53,191	98,343
NET INVESTMENT INCOME	527,953	441,951
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments in Securities	101,596	(48,005)
Net Change in Unrealized Appreciation on:
Investments in Securities	2,345,482	1,397,496
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	2,447,078	1,349,491
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,975,031	$1,791,442

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Pacific Global Focused High Yield ETF		Pacific Global Senior Loan ETF (formerly Pacific Asset Enhanced Floating Rate ETF)
	Period Ended December 31, 2020 (Unaudited)	Period Ended June 30, 2020 (1)	Period Ended December 31, 2020 (Unaudited)	Period Ended June 30, 2020 (2)
OPERATIONS
Net Investment Income	$527,953	$897,569	$441,951	$1,142,713
Net Realized Gain (Loss) on Investments	101,596	(350,801)	(48,005)	(66,878)
Net Change in Unrealized Appreciation (Depreciation) on Investments	2,345,482	(1,721,916)	1,397,496	(1,259,441)
Net Increase (Decrease) in Net Assets Resulting From Operations	2,975,031	(1,175,148)	1,791,442	(183,606)
DISTRIBUTIONS TO SHAREHOLDERS
From Earnings	(611,690)	(806,661)	(510,497)	(1,145,455)
Total Distributions to Shareholders	(611,690)	(806,661)	(510,497)	(1,145,455)
CAPTIAL SHARE TRANSACTIONS
Proceeds from Shares Sold	—	27,517,740	—	—
Payments for Shares Redeemed	—	—	—	—
Net Increase in Net Assets Derived from Capital Shares Transactions (a)	—	27,517,740	—	—
Total Increase (Decrease) in Net Assets	2,363,341	25,535,931	1,280,945	(1,329,061)
NET ASSETS:
Beginning of Period	$25,535,931	$—	$27,911,067	$29,240,128
End of Period	$27,899,272	$25,535,931	$29,192,012	$27,911,067
(a) Summary of Capital Share Transactions is as Follows:
Shares Sold	—	1,100,000	—	—
Shares Redeemed	—	—	—	—
NET INCREASE	—	1,100,000	—	—

(1)  Commencement of operations on October 23, 2019.

(2)  Shares of Predecessor Fund converted into Fund Shares at the close of business on December 27, 2019. See Note 1 to the Financials.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS

	Pacific Global Focused High Yield ETF
	Period Ended December 31, 2020 (Unaudited)	Period Ended June 30, 2020 (1)
Net Asset Value, Beginning of Period	$23.21	$25.00
Income (Loss) from Investment Operations:
Net Investment Income (2)	0.48	0.83
Net Gain (Loss) on Investments (Realized and Unrealized)	2.23	(1.89)
Total from Investment Operations	2.71	(1.06)
Less Distributions:
From Net Investment Income	(0.56)	(0.73)
Total Distributions	(0.56)	(0.73)
Capital Share Transactions:
Total Capital Transactions	—	—
Net Asset Value, End of Period	$25.36	$23.21
Net Asset Value Total Return (3)	11.75%	-4.23%
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$27,899	$25,536
Ratio of Expenses to Average Net Assets (4)	0.39%	0.39%
Ratio of Net Investment Income to Average Net Assets (4)	3.87%	5.06%
Portfolio Turnover Rate (3)(5)	12%	13%

(1)  Commencement of operations on October 23, 2019.

(2)  Calculated based on average shares outstanding during the period.

(3)  Not annualized for periods less than one year.

(4)  Annualized.

(5)  In-kind transactions are not included in portfolio turnover calculations.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

FINANCIAL HIGHLIGHTS (Continued)

	Pacific Global Senior Loan ETF (formerly Pacific Asset Enhanced Floating Rate ETF)
	Period Ended December 31, 2020 (Unaudited)	Year Ended June 30, 2020	Year Ended June 30, 2019	Year Ended June 30, 2018	Year Ended June 30, 2017	Year Ended June 30, 2016
Net Asset Value, Beginning of Period	$46.52	$48.73	$48.87	$49.35	$48.73	$49.66
Income (Loss) from Investment Operations:
Net Investment Income (1)	0.74	1.90	2.10	1.78	1.73	1.74
Net Gain (Loss) on Investments (Realized and Unrealized)	2.24	(2.20)	(0.15)	(0.63)	0.58	(0.95)
Total from Investment Operations	2.98	(0.30)	1.95	1.15	2.31	0.79
Less Distributions:
From Net Investment Income	(0.85)	(1.91)	(2.09)	(1.63)	(1.69)	(1.72)
Total Distributions	(0.85)	(1.91)	(2.09)	(1.63)	(1.69)	(1.72)
Capital Share Transactions:
Total Capital Transactions	—	—	—	—	—	—
Net Asset Value, End of Period	$48.65	$46.52	$48.73	$48.87	$49.35	$48.73
Net Asset Value Total Return (3)	6.52%	-0.70%	4.09%	2.36%	4.78%	1.69%
Ratio / Supplemental Data:
Net Assets, End of Period (000's)	$29,192	$27,911	$29,240	$29,323	$27,143	$26,800
Ratio of Expenses to Average Net Assets (4)	0.68%	1.06%	1.63%	1.62%	1.39%	1.51%
Expenses After Advisory Fees (Waived) and Other Fees (Reimbursed)/Recouped (2)(4)	0.68%	0.86%	1.10%	1.10%	1.10%	1.10%
Ratio of Net Investment Income to Average Net Assets (4)	3.06%	3.98%	4.31%	3.61%	3.49%	3.58%
Portfolio Turnover Rate (3)(5)	13%	48%	70%	73%	52%	27%

(1)  Calculated based on average shares outstanding during the period.

(2)  As of December 30, 2019, the expense ratio for the Fund changed from 1.10% (as the result of an expense cap in place for the Predecessor Fund) to 0.68%.

(3)  Not annualized for periods less than one year

(4)  Annualized.

(5)  In-kind transactions are not included in portfolio turnover calculations.

See Notes to Financial Statements

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

Pacific Global ETF Trust (the "Trust"), organized as a Delaware statutory trust on June 26, 2018, consists of 2 investment series: Pacific Global Focused High Yield ETF ("FJNK") and Pacific Global Senior Loan ETF ("FLRT") (each, a "Fund" and, collectively, the "Funds"). The Trust is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and the continuous offering of the Funds' shares is registered under the Securities Act of 1933, as amended (the "Securities Act").

Pacific Global Focused High Yield ETF is a diversified fund of the Trust. FJNK pays the Adviser a unitary fee at an annual rate of 0.39% of average daily net assets, out of which the Adviser will pay substantially all operating expenses of FJNK excluding interest expenses, taxes, acquired fund fees and expenses, brokerage fees, extraordinary expenses, fees payable pursuant to a Rule 12b-1 plan, if any, and costs of shareholder meetings, litigation, and indemnification. The investment objective of FJNK is to seek income and long-term growth of capital.

Pacific Global Senior Loan ETF, a diversified fund of the Trust, is the successor in interest to AdvisorShares Pacific Asset Enhanced Floating Rate ETF (the "Predecessor Fund") and has the same investment objective as the Predecessor Fund. The Predecessor Fund was a series of AdvisorShares Trust, and was advised by AdvisorShares Investments, LLC (the "Previous Adviser"). Pacific Global Advisors LLC (the "Adviser") replaced the Previous Adviser as investment adviser of FLRT. At a special meeting on December 26, 2019, the shareholders of the Predecessor Fund approved the tax-free reorganization of the Predecessor Fund into the Pacific Global ETF Trust. Effective as of the close of business on December 27, 2019, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Pacific Global Senior Loan ETF. For financial reporting purposes, assets received and shares issued by FLRT were recorded at fair value; however, the cost basis of the investments received from the Predecessor Fund was carried forward to align ongoing reporting of FLRT's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. FLRT pays the Adviser a unitary fee at an annual rate of 0.68% of average daily net assets, out of which the Adviser will pay substantially all operating expenses of FLRT excluding interest expenses, taxes, acquired fund fees and expenses, brokerage fees, extraordinary expenses, fees payable pursuant to a Rule 12b-1 plan, if any, and costs of shareholder meetings, litigation, and indemnification. The fiscal year end of the Predecessor Fund was June 30. Operations prior to the close of business on December 27, 2019 were for the Predecessor Fund. The investment objective of FLRT is to provide a high level of current income. The inception date of the Predecessor Fund was February 18, 2015.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies. Accordingly, the Funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards codification Topic 946 Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP").

A. SECURITIES VALUATION

All equity securities, including domestic and foreign common stocks, preferred stocks, and exchange traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and Nasdaq Capital Market Exchange® (collectively "Nasdaq"), are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price ("NOCP"). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs. These inputs may include executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. These classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described before are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Short-term securities, including repurchase agreements, that have maturities of less than 60 days at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued by the investment adviser or the applicable sub-adviser at their respective fair values in accordance with pricing procedures adopted by the Trust's Board of Trustees (the "Board"). When a security is fair valued, consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board. The use of fair value pricing by the Funds may cause the net asset value ("NAV") of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs may be used to determine the value of the Funds' investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

•  Level 1 - Quoted prices in active markets for identical securities.

•  Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•  Level 3 - Significant unobservable inputs (including the Funds' own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the Funds' investments as of December 31, 2020, based on the inputs used to value them:

Pacific Global Focused High Yield ETF

Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$22,721,286	$—	$22,721,286
Foreign Bonds	—	3,860,189	—	3,860,189
Short Term Investments	883,649	—	—	883,649
Total	$883,649	$26,581,475	$—	$27,465,124

Pacific Global Senior Loan ETF

Assets	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$24,827,157	$—	$24,827,157
Corporate Bonds	—	1,769,940	—	1,769,940
Foreign Bonds	—	754,326	—	754,326
Closed-End Funds	19,221	—	—	19,221
Short Term Investments	1,556,162	—	—	1,556,162
Total	$1,575,383	$27,351,423	$—	$28,926,806

B. FOREIGN CURRENCY

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments. The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C. FEDERAL INCOME TAXES

The Funds' policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Funds' uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the period ended June 30, 2020, the Funds did not incur any interest or penalties.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME

Investment transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable tax rules and regulations.

Distributions received from the Funds' investments in real estate investment trusts ("REITs") may be characterized as ordinary income, net capital gain, or a return of capital. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of its income and distributions for financial statement purposes. The actual character of distributions to the Funds' shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of REIT investments, a portion of the distributions received by the Funds' shareholders may represent a return of capital.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

E. DISTRIBUTIONS TO SHAREHOLDERS

Distributions to shareholders from net investment income are declared and paid by FJNK and FLRT on a monthly basis. Distributions to shareholders from capital gains will be declared and paid at least annually. Distributions are recorded on the ex-dividend date.

F. USE OF ESTIMATES

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

G. SHARE VALUATION

The NAV per share of a Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of outstanding shares for the Fund, rounded to the nearest cent. The Funds' shares will not be priced on the days on which the New York Stock Exchange, Inc. ("NYSE") is closed for trading. The offering and redemption price per share of a Fund in Creation Unit transactions is equal to the Fund's NAV per share.

H. GUARANTEES AND INDEMNIFICATIONS

In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expects the risk of loss to be remote.

I. SUBSEQUENT EVENTS

In preparing these financial statements, management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no events or transactions that occurred during the period subsequent to December 31, 2020, that materially impacted the amounts or disclosures in the Funds' financial statements.

NOTE 3—COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Pacific Global Advisors LLC acts as the investment adviser to the Funds. Pursuant to the management agreement between the Trust and the Adviser with respect to the Funds (the "Management Agreement") and subject to the oversight of the Board, the Adviser provides services reasonably necessary for the operation of the Funds, including audit, portfolio accounting, legal, transfer agency, custody, printing costs and certain distribution-related services (pursuant to separate agreements), under what is essentially an all-in fee. The Funds may bear other expenses which are not covered under the Management Agreement that may vary and will affect the total level of expenses paid by the Funds such as taxes and government fees, brokerage fees, commissions and other transaction expenses, costs of borrowing money, including interest expenses, certain custody expenses and extraordinary expenses (such as litigation and indemnification expenses). Pursuant to the Management Agreement, and subject to the Board's approval, the Adviser is authorized to delegate the day-to-day management of the Funds' investment program. The Adviser has appointed Pacific Asset Management LLC as sub-adviser (the "Sub-Adviser") to manage the FJNK and FLRT investment programs. The Adviser oversees and monitors the nature and quality of the services provided by the Sub-Advisers, including investment performance and execution of investment strategies. The Adviser performs compliance monitoring services to help the Funds maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Funds securities, risk management and oversight of trade execution and brokerage services. For services provided to the Funds, the Funds pay the Adviser at an annual rate based on each Fund's average daily net assets. The Sub-Advisor receives 50% of the net advisory fee paid by each Fund to the Adviser. See the Statements of Operations for the advisory fees paid by each Fund. The advisory fee rates paid to the Adviser are as follows:

Fund	Annual Rate of Average Daily Net Assets
Pacific Global Focused High Yield ETF	0.39%
Pacific Global Senior Loan ETF	0.68%

The Predecessor Fund to FLRT was obligated to pay its investment adviser, AdvisorShares Investments, LLC, an annual rate of 0.95% based on the average daily net assets. Subsequent to business close on December 27, 2019, the annual rate in which FLRT was obligated to pay its investment adviser decreased to 0.68% of average daily net assets. The Previous Adviser contractually agreed to limit certain expenses of the Predecessor Fund's ordinary operating expenses so that its ratio of such expenses to average net assets would not exceed 1.10%. The Previous Adviser does not have the ability to recoup amounts previously waived for the Predecessor Fund.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services" or the "Administrator") acts as the Funds' Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares certain reports and materials to be supplied to the Board; and monitors the activities of the Funds' Custodian, transfer agent and accountants. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the "Custodian"), an affiliate of Fund Services, serves as the Funds' Custodian. Prior to the close of business on December 27, 2019, The Bank of New York Mellon served as the administrator and custodian for the Predecessor Fund.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

Foreside Fund Services, LLC (the "Distributor") acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares.

Each of the Trustees who are not "interested persons" as that term is defined in the 1940 Act ("Independent Trustees") will receive a fee of $10,000 per year, the amount set forth in the Statement of Additional Information for the Funds, from Pacific Global Advisors LLC, out of its unitary fee received from the Trust, as compensation for their service on the Board of the Trust. Additionally, no interested Trustee or officer of the Trust shall receive any compensation from the Trust. The Independent Trustees are paid on a quarterly basis. For the most recently completed fiscal year ended June 30, 2020 the Independent Trustees received $30,000 as a group.

NOTE 4—PURCHASES AND SALES OF SECURITIES

During the period ended December 31, 2020, purchases and sales of securities by the Funds, excluding short-term securities and in-kind transactions were as follows:

Fund	Purchases	Sales
Pacific Global Focused High Yield ETF	$3,510,748	$3,022,123
Pacific Global Senior Loan ETF	3,425,397	4,376,909

During the period ended December 31, 2020, there were no purchases or sales of U.S. Government securities.

During the period ended December 31, 2020, there were no in-kind security transaction associated with creations and redemptions.

NOTE 5—INCOME AND TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes as of June 30, 2020, were as follows:

	Pacific Global Focused High Yield ETF	Pacific Global Senior Loan ETF
Tax costs of investments	$26,846,103	$31,814,510
Gross tax unrealized appreciation	221,801	42,027
Gross tax unrealized depreciation	(1,932,588)	(1,471,276)
Net unrealized appreciation (depreciation)	(1,710,787)	(1,429,249)
Undistributed ordinary income	79,779	87,895
Undistributed long-term gain (loss)	—	—
Total distributable earnings	79,779	87,895
Other accumulated gain (loss)	(350,801)	(705,963)
Total accumulated gain (loss)	$(1,981,809)	$(2,047,317)

U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. The permanent differences are primarily related to redemption in-kinds, paydown losses, and foreign currency gain (losses). For the period ended June 30, 2020, the following table shows the reclassifications made:

Fund	Undistributed (Accumulated) Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)	Paid-in Capital
Pacific Global Focused High Yield ETF	—	—	—
Pacific Global Senior Loan ETF	$61,841	$(61,841)	—

During the period ended June 30, 2020, the following Fund realized the following net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the fund rather than for cash. Because such gains are not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gain (loss) to paid-in capital. For the period ended June 30, 2020, there were no reclassifications made.

As of June 30, 2020, the Funds deferred, on a tax-basis, no post-October or late year ordinary losses.

As of June 30, 2020, the following Funds have capital loss carryforwards available to offset future gains of:

Fund	Short-Term (No Expiration)	Long-Term (No Expiration)	Total
Pacific Global Focused High Yield ETF	$350,801	—	$350,801
Pacific Global Senior Loan ETF	$336,561	$369,402	$705,963

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

The tax character of distributions for the following Funds were as follows:

	Period ended December 31, 2020		Period ended June 30, 2020
Fund	Ordinary Income	Long Term Capital Gain	Ordinary Income	Long Term Capital Gain
Pacific Global Focused High Yield ETF	$611,690	—	$806,661	—
Pacific Global Senior Loan ETF(1)	$510,497	—	$1,145,455	—

NOTE 6—SHARE TRANSACTIONS

Shares of the Funds are purchased and sold on both a primary market and secondary market. With respect to the secondary market, shares of the Funds are listed on NYSE Arca, Inc. (the "Exchange") and because Shares trade at market prices rather than NAV, Shares of the Funds may trade at a price greater than or less than NAV. With respect to the primary market, the Funds issue and redeem shares on a continuous basis at NAV generally in blocks of 50,000 or 100,000 shares called "Creation Units." Creation Unit transactions are expected to be conducted in exchange for a specified amount of cash totaling the NAV of the Creation Unit(s). Once created, shares generally trade in the secondary market at market prices that change throughout the trading day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed an authorized participant agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem shares directly from the Funds. Rather, retail investors may purchase shares in the secondary market with the assistance of a broker and such purchases are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fees for the Funds are as follows and are payable to the Custodian.

Pacific Global Focused High Yield ETF - $500

Pacific Global Senior Loan ETF - $250

The fixed transaction fee may be waived on certain orders if the Funds' Custodian has determined to waive some or all of the costs associated with the order, or another party, such as the Adviser, has agreed to pay such fee. Transaction fees received by the Funds, if any, are displayed in the Capital Share Transactions section of each Statement of Changes in Net Assets. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. Shares of the Funds have equal rights and privileges.

NOTE 7—BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2020, Pacific Life Insurance Company, the Adviser's indirect parent company, owned shares of each Fund as follows:

Fund	Shares Owned	Percent of Shares Outstanding
Pacific Global Focused High Yield ETF	992,200	90.84%
Pacific Global Senior Loan ETF	499,950	83.33%

NOTE 8—CREDIT FACILITY

At December 31, 2020, the Funds had a line of credit in the amount of $10,000,000, which has a one-year term and is reviewed annually by the Board. This uncommitted, secured line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions. The line of credit shall bear interest at a rate per annum equal to the Prime Rate, which interest shall be payable monthly. There are no commitment fees associated with this line of credit. The credit facility is with the Funds' custodian, U.S. Bank, N.A. As of December 31, 2020, the Funds did not use the credit facility.

NOTE 9—PRINCIPAL RISKS

There is no assurance that the Funds will meet their investment objective. The value of your investment in the Funds, as well as the amount of return you receive on your investment in the Funds, may fluctuate significantly. You may lose part or all of your investment in the Funds or your investment may not perform as well as other similar investments. Therefore, you should consider carefully the following risks before investing in the Funds. An investment in the Funds is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency. The following list describes certain risks of investing in the Funds but is not exhaustive. Refer to each Fund's current Prospectus for more detail regarding each Fund's risks.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

Active Management Risk. The Funds are actively managed, which means that investment decisions are made based on investment views. There is no guarantee that the investment views will produce the desired results or expected returns, which may cause the Funds to fail to meet their investment objective or to underperform their benchmark index or funds with similar investment objectives and strategies. Furthermore, active trading that can accompany active management may result in high portfolio turnover, which may have a negative impact on performance. Active trading may result in higher brokerage costs or mark-up charges, which are ultimately passed on to shareholders of the Funds. Active trading may also result in adverse tax consequences.

Authorized Participant Concentration Risk. Only an Authorized Participant may engage in creation or redemption transactions directly with the Fund, and none of those Authorized Participants is obligated to engage in creation and/or redemption transactions. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation or redemption orders with respect to the Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units (as defined in the Purchase and Sale of Fund Shares section of the Prospectus), Fund shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts or delisting.

Bank Loan Risk. The market for bank loans may lack liquidity and the Fund may have difficulty selling them. These investments expose the Fund to the credit risk of both the financial institution and the underlying borrower.

Credit Risk. Credit risk is the risk that an issuer or guarantor of debt instruments, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. The extent of each Funds' exposure to credit risk with respect to those financial assets is approximated by their value recorded in its Statement of Assets and Liabilities. High yield securities may also be subject to greater levels of credit or default risk than higher-rated securities. In particular, high yield securities are often issued by smaller, less creditworthy companies or by highly leveraged (indebted) companies, which are generally less able than more financially stable companies to make scheduled payments of interest and principal.

Currency Risk. If the Fund invests in securities that trade in, and receive revenues in, foreign currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. As a result, the Fund's investments in foreign currency-denominated securities may reduce the Fund's returns.

High Yield Securities Risk. The Fund's investments in high yield securities or "junk bonds" are subject to a greater risk of loss of income and principal than higher grade debt securities. Issuers of lower-quality debt securities may have substantially greater risk of default than higher quality debt securities. These securities may be less liquid and more difficult to sell at an advantageous time or price or to value than higher rated securities. They can be illiquid, and their values can have significant volatility and may decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, the market or the economy in general. These securities are considered predominately speculative with respect to the issuer's continuing ability to make principal and interest payments.

Issuer Risk. Fund performance depends on the performance of individual securities that the Funds hold. Changes in the financial condition or credit rating of an issuer of those securities may cause the value of the securities to decline.

Large Shareholder Risk. The risk that certain account holders, including an adviser or funds or accounts over which an adviser (or related parties of an adviser) has investment discretion, may from time to time own or control a significant percentage of a Fund's shares. A Fund is subject to the risk that a redemption by those shareholders of all or a portion of their Fund shares, including as a result of an asset allocation decision made by an adviser (or related parties of an adviser), will adversely affect the Fund's performance if it is forced to sell portfolio securities or invest cash when the adviser would not otherwise choose to do so. Redemptions of a large number of shares may affect the liquidity of a Fund's portfolio, increase a Fund's transaction costs, and accelerate the realization of taxable income and/or gains to shareholders.

Liquidity Risk. In certain circumstances, it may be difficult for the Fund to purchase and sell particular investments within a reasonable time at a fair price. To the extent that there is not an established retail market for instruments in which the Funds may invest, trading in such instruments may be relatively inactive. Trading in shares may be halted because of market conditions or for reasons that, in the view of the Exchange, make trading in shares inadvisable. In addition, trading in shares is subject to trading halts caused by extraordinary market volatility pursuant to ''circuit breaker'' rules. There can be no assurance that the requirements necessary to maintain the listing of the shares of the Funds will continue to be met or will remain unchanged.

Market Risk. Overall market risks may affect the value of the Funds. Factors such as country specific economic growth and market conditions, interest rate levels and political events affect the securities markets.

Market Trading Risk. The Funds face numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the Funds. Any of these factors may lead to the Shares trading at a premium or discount to the Funds' net asset value ("NAV").

Natural Disaster and Pandemic Risk. Natural disasters occur throughout the world and include events such as blizzards and ice storms, earthquakes, floods, hurricanes, pandemics, tidal waves, tornadoes, tsunamis, typhoons, volcanic eruptions, and wildfires. Although specific types of natural disasters may occur more frequently in certain geographic locations, such events are by their nature unpredictable and may cause sudden, severe and widespread damage that negatively impacts issuers, regions and economies in which a Fund invests. Should a Fund hold significant investments in, or have significant exposure to, an issuer, region or economy affected by a natural disaster, the Fund may lose money. Due to the interconnectedness of the global economy, natural disasters in one location may negatively impact issuers in other locations.

PACIFIC GLOBAL ETFs

NOTES TO FINANCIAL STATEMENTS (Continued)

An outbreak of infectious respiratory illness caused by the novel Coronavirus known as COVID-19 was declared a global pandemic by the World Health Organization in March 2020. COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings, disruption and delays in healthcare services, prolonged quarantines, cancellations, temporary store closures, social distancing, government ordered curfews and business closures, disruptions to supply chains and consumer activity, shortages, highly volatile financial markets, and general concern and uncertainty. The impact of COVID-19 could adversely affect the economies and capital markets of many nations or the entire global economy, as well as individual companies, entire sectors, and securities and commodities markets (including liquidity), in ways that may not necessarily be foreseen at the present time, which could result in losses to a Fund.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Funds invest more heavily in a particular sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Funds' share price may fluctuate more widely than the value of shares of a fund that invests in a broader range of industries.

Communications Sector Risk. Companies in the communications sector may be affected by industry competition, substantial capital requirements, government regulation, cyclicality of revenues and earnings, obsolescence of communications products and services due to technological advancement, a potential decrease in the discretionary income of targeted individuals and changing consumer tastes and interests.

Consumer Cyclical Sector Risk. Consumer cyclical companies rely heavily on the business cycle and economic conditions. Consumer cyclical companies may be adversely affected by domestic and international economic downturns, changes in exchange and interest rates, competition, consumers' disposable income and consumer preferences, social trends and marketing campaigns.

Consumer Discretionary Sector Risk. These companies may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending. Companies in this sector are also affected by changes in government regulation, world events and economic conditions.

Industrial Sector Risk. Industrial companies are affected by supply and demand both for their specific product or service and for industrial sector products in general. Government regulation, world events, exchange rates and economic conditions, technological developments and liabilities for environmental damage and general civil liabilities will likewise affect the performance of these companies.

Small Fund Risk. When the Fund's size is small, the Fund may experience low trading volume and wide bid/ask spreads. In addition, the Fund may face the risk of being delisted if the Fund does not meet certain conditions of the listing exchange. Any resulting liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

NOTE 10—BANK LOANS

FLRT invests in senior secured corporate loans or bank loans, some of which may be partially or entirely unfunded and purchased on a when-issued or delayed delivery basis, that pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Bank loans generally pay interest at rates which are periodically determined by reference to a base lending rate plus a premium. The majority of loans carry a variable rate of interest. These base lending rates are generally (i) the Prime Rate offered by one or more major United States banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate ("LIBOR") or (iii) the Certificate of Deposit rate. Bank Loans, while exempt from registration under the Securities Act, contain certain restrictions on resale and cannot be sold publicly. Floating rate bank loans often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, actual maturity may be substantially less than the stated maturity. Bank loans in which the Fund invests are generally readily marketable, but may be subject to certain restrictions on resale.

NOTE 11—LIBOR RISK

The United Kingdom's Financial Conduct Authority, which regulates London Interbank Offered Rates ("LIBOR"), has announced plans to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future use of LIBOR and the nature of any replacement rate. The transition process away from LIBOR may involve, among other things, increased volatility or illiquidity in markets for instruments that currently rely on LIBOR. The transition process may also result in a reduction in the value of certain instruments held by a Fund or reduce the effectiveness of related Fund transactions such as hedges. Volatility, the potential reduction in value, and/or the hedge effectiveness of financial instruments may be heightened for financial instruments that do not include fallback provisions that address the cessation of LIBOR. Any potential effects of the transition away from LIBOR on any of the Funds or on financial instruments in which a Fund invests, as well as other unforeseen effects, could result in losses to a Fund.

NOTE 12—NEW ACCOUNTING PRONOUNCEMENTS

In March 2020, FASB issued ASU 2020-04, Reference Rate Reform (Topic 848)—Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying this ASU.

PACIFIC GLOBAL ETFs

EXPENSE EXAMPLES

For the Period Ended December 31, 2020 (Unaudited)

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Funds shares, and (2) ongoing costs, reflected as a fixed unitary fee. This Example is intended to help you understand your ongoing costs (dollars) (excluding transaction costs) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2020 - December 31, 2020).

ACTUAL EXPENSES

The first line of each table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Funds shares. Therefore, the second line of each table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value December 31, 2020	Expenses Paid During the Period (1)
Pacific Global Focused High Yield ETF
Actual	$1,000.00	$1,117.50	$2.08
Hypothetical (5% Annual return before expenses)	$1,000.00	$1,023.24	$1.99
	Beginning Account Value	Ending Account Value December 31, 2020	Expenses Paid During the Period (2)
Pacific Global Senior Loan ETF
Actual	$1,000.00	$1,065.20	$3.54
Hypothetical (5% Annual return before expenses)	$1,000.00	$1,021.78	$3.47

(1)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.39%, multiplied by the average account value during the six-month period, multiplied by 184/365 (to reflect the one-half year period).

(2)  The dollar amounts shown as expenses paid during the period are equal to the annualized expense ratio, 0.68%, multiplied by the average account value during the six-month period, multiplied by 184/365 (to reflect the one-half year period).

PACIFIC GLOBAL ETFs

FEDERAL TAX INFORMATION
(Unaudited)

For the period ended June 30, 2020, certain dividends paid by the Funds may be subject to a maximum tax rate of 15% (20% for taxpayers with taxable income greater than $425,800 for single individuals and $479,000 for married couples filling jointly), as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and The Tax Cuts and Jobs Act of 2017. There are no dividends declared from ordinary income.

For corporate shareholders, There are no ordinary income distributions qualifying of the corporate dividends received deduction for the period ended June 30, 2020.

There are no taxable ordinary income distributions that are designated as short-term capital gain distributions under Code Section 871(k)(2)(C).

Pursuant to Section 853 of the Internal Revenue code, the Funds designate the following amounts as foreign taxes paid for the period ended June 30, 2020.

There are no foreign taxes paid for purposes of Section 853.

Above figures may differ from those cited elsewhere in this report due to difference in the calculation of income and gains under U.S. GAAP purposes and Internal Revenue Service purposes.

Shareholders are strongly advised to consult their own tax advisers with respect to the tax consequences of their investments in the Funds.

PACIFIC GLOBAL ETFs

ADDITIONAL INFORMATION

(Unaudited)

Information About Portfolio Holdings

The Funds file the complete schedule of portfolio holdings for the first and third fiscal quarters with the SEC on Part F of Form N-PORT. When available, Part F of Form N-PORT may be found on the SEC's website at www.sec.gov. The Funds' portfolio holdings are posted on their website, at www.pacificglobaletfs.com, daily.

Information About Proxy Voting

A description of the policies and procedures the Funds use to determine how to vote proxies relating to portfolio securities is provided in the applicable Statement of Additional Information ("SAI"). The SAI is available without charge, upon request, by calling toll-free at (866) 933-2398, by accessing the SEC's website at www.sec.gov, or by accessing the Funds' website at www.pacificglobaletfs.com.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ending June 30 is available no later than the following August 31st by calling toll-free at (866) 933-2398 or by accessing the SEC's website at www.sec.gov.

Frequency Distribution of Premiums and Discounts

The following Frequency Distribution of Premium and Discount chart is provided to show the frequency at which the closing price for the Funds was at a premium or discount to its daily NAV. The charts presented below represent past performance and cannot be used to predict future results. Further information regarding premiums and discounts is available, without charge, on the Funds' website at www.pacificglobaletfs.com

Pacific Global Focused High Yield ETF

Period Covered July 1, 2020 through December 31, 2020

Premium/Discount Range		Number of Trading Days	% of Total Trade Days
1.00	% or more	0	0.00%
0.75	% to 0.999%	0	0.00%
0.50	% to 0.749%	3	2.34%
0.25	% to 0.499%	28	21.88%
0.00	% to 0.249%	74	57.81%
-0.001	% to -0.249%	18	14.06%
-0.25	% to -0.499%	5	3.91%
-0.50	% to -0.749%	0	0.00%
-0.75	% to -0.999%	0	0.00%
-1.00	% or more	0	0.00%
		128	100.00%

Pacific Global Senior Loan ETF

Period Covered July 1, 2020 through December 31, 2020

Premium/Discount Range		Number of Trading Days	% of Total Trade Days
1.00	% or more	0	0.00%
0.75	% to 0.999%	0	0.00%
0.50	% to 0.749%	3	2.34%
0.25	% to 0.499%	17	13.28%
0.00	% to 0.249%	83	64.85%
-0.001	% to -0.249%	21	16.41%
-0.25	% to -0.499%	3	2.34%
-0.50	% to -0.749%	1	0.78%
-0.75	% to -0.999%	0	0.00%
-1.00	% or more	0	0.00%
		128	100.00%

Investment Adviser

Pacific Global Advisors LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Sub-Adviser

Pacific Asset Management LLC
840 Newport Center Drive, 7th Floor
Newport Beach, CA 92660

Custodian

U.S. Bank, N.A.
1555 N. Rivercenter Drive
Milwaukee, WI 53212

Administrator/Transfer Agent

U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm

Deloitte & Touche, LLP
695 Town Center Drive, Suite 1000
Costa Mesa, CA 92626

Legal Counsel

Thompson Hine LLP
1919 M Street, N.W., Suite 700
Washington, D.C. 20036

Pacific Global Focused High Yield ETF

Symbol—FJNK

CUSIP—69434K205

Pacific Global Senior Loan ETF

Symbol—FLRT

CUSIP—69434K403

(b) Not Applicable for this Registrant.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

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Item 11. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Principal Finance Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end management investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pacific Global ETF Trust

By (Signature and Title)*	/s/ Anthony J. Dufault
Anthony J. Dufault, President/Principal Executive Officer

Date	March 1, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Anthony J. Dufault
Anthony J. Dufault, President/Principal Executive Officer

Date	March 1, 2021

By (Signature and Title)*	/s/ Joshua B. Schwab
Joshua B. Schwab, Treasurer/Principal Financial Officer

Date	March 1, 2021

* Print the name and title of each signing officer under his or her signature

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